Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instruments

16.Financial Instruments

FASB’s authoritative guidance on fair value measurements defines a hierarchy which prioritizes the inputs in fair value measurements.  Level 1 measurements are measurements using quoted prices in active markets for identical assets or liabilities.  Level 2 measurements use significant other observable inputs.  Level 3 measurements are measurements using significant unobservable inputs which require a company to develop its own assumptions.  In recording the fair value of assets and liabilities, companies must use the most reliable measurement available.

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of December 31, 2017 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$62,067	$62,067	$-	$-
Long-term debt and current portion of long-term debt	101,200	-	101,200	-

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of December 31, 2016 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$54,389	$54,389	$-	$-
Long-term debt and current portion of long-term debt	108,750	-	108,750	-

For cash and cash equivalents, accounts receivable and accounts payable, the carrying amount is a reasonable estimate of fair value because of the liquidity and short-term nature of these instruments.  As further described in Footnote 3, our outstanding long-term debt and current portion of long-term debt have floating interest rates that are reset at short-term intervals, generally 30 or 60 days.  The interest rate we pay also includes an additional amount based on our current leverage ratio.  As such, we believe our borrowings reflect significant nonperformance risks, mainly credit risk.  Based on these factors, we believe the fair value of our long-term debt and current portion of long-term debt approximate the carrying value.